INCOME TAXES - Schedule of Principal Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Accrued expenses	$ 44,496	$ 13,772
Net operating losses	11,671,895	7,214,260
Unrealized internal profit	717,217	776,260
Allowances for doubtful accounts	1,209,220	1,209,220
Impairment loss of assets	126,337	126,337
Others	80,613	133,409
Total gross deferred tax assets	13,849,778	9,473,258
Valuation allowance on deferred tax assets	(13,849,778)	(8,696,997)
Net deferred tax assets	0	$ 776,261
Deferred tax Liabilities:
Asset acquisitions	(3,573,146)
Deferred tax liabilities	$ (3,573,146)